Adjustments for non-cash items (Details) - DKK DKK in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Adjustments for non-cash items
Depreciation	DKK 4,757	DKK 5,410	DKK 6,215
Warrant compensation expenses	20,156	22,727	16,947
Income tax receipt	(5,500)	(5,500)	(5,875)
Financial income	(2,048)	(592)	(139)
Financial expenses	25,610	40,781	42,394
Exchange rate adjustments	(17,596)	(5,141)	(12,068)
Total adjustments	DKK 25,379	DKK 57,685	DKK 47,474